Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in August 2022, we are providing the following information regarding the relationship between compensation actually paid to our principal executive officer (“PEO”) and non-PEO named executive officer (“NEO”) and certain financial performance of the Company for the fiscal years listed below.

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for Non-PEO NEO (3)	Compensation Actually Paid to Non-PEO NEO (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (Loss)
2025	$521,566	$986,438	$343,166	$576,925	$220.45	$(1,454,854)
2024	710,873	669,989	439,366	418,834	63.47	(4,210,211)
2023	489,661	452,145	320,911	303,713	70.21	2,066,498

(1) The dollar amounts reported are the amounts of total compensation reported for our PEO, Neil D. Wilkin, Jr., in the Summary Compensation Table for fiscal years 2025, 2024 and 2023.

(2) The dollar amounts reported represent the amounts of “compensation actually paid” to our PEO, Neil D. Wilkin, Jr., as computed in accordance with Item 402(v) of Regulation S-K, for each covered year. See table below.

(3) The dollar amounts reported are the amounts of total compensation reported for our Non-PEO NEO, Tracy G. Smith, in the Summary Compensation Table for fiscal years 2025, 2024 and 2023.

(4) The dollar amounts reported represent the amounts of “compensation actually paid” to our Non-PEO NEO, Tracy G. Smith, as computed in accordance with Item 402(v) of Regulation S-K, for each covered year. See table below.

(5) Assumes an investment of $100 on October 31, 2022 through the end of the listed fiscal year.  The closing price of the Company’s common stock as reported on Nasdaq on the following trading days were (i) $3.57 on October 31, 2022; (ii) $2.71 on October 31, 2023; (iii) $2.45 on October 31, 2024; and (iv) $7.87 on October 31, 2025.

PEO Total Compensation Amount	$ 521,566	$ 710,873	$ 489,661
PEO Actually Paid Compensation Amount	$ 986,438	669,989	452,145
Adjustment To PEO Compensation, Footnote

The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and Non-PEO NEO.

	PEO			Non-PEO NEO
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$521,566	$710,873	$489,661	$343,166	$439,366	$320,911
Grant date fair value of awards granted during the covered fiscal year.	—	(190,443)	—	—	(97,436)	—
Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered fiscal year.	—	175,408	—	—	89,744	—
Change in the fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	424,765	(24,581)	(46,986)	215,375	(12,259)	(21,539)
Change in the fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that vested during the covered fiscal year.	40,107	(1,268)	9,470	18,384	(581)	4,341
Compensation Actually Paid	$986,438	$669,989	$452,145	$576,925	$418,834	$303,713

Non-PEO NEO Average Total Compensation Amount	$ 343,166	439,366	320,911
Non-PEO NEO Average Compensation Actually Paid Amount	$ 576,925	418,834	303,713
Adjustment to Non-PEO NEO Compensation Footnote

The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and Non-PEO NEO.

	PEO			Non-PEO NEO
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$521,566	$710,873	$489,661	$343,166	$439,366	$320,911
Grant date fair value of awards granted during the covered fiscal year.	—	(190,443)	—	—	(97,436)	—
Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered fiscal year.	—	175,408	—	—	89,744	—
Change in the fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year.	424,765	(24,581)	(46,986)	215,375	(12,259)	(21,539)
Change in the fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that vested during the covered fiscal year.	40,107	(1,268)	9,470	18,384	(581)	4,341
Compensation Actually Paid	$986,438	$669,989	$452,145	$576,925	$418,834	$303,713

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Performance

The following graphs show the relationship between the compensation actually paid to our PEO and our Non-PEO NEO to our total shareholder return and net income (loss) over the three fiscal years ended October 31, 2025, 2024 and 2023. For purposes of calculating total shareholder return in the chart below, the last reported sales price of the Company’s Common Shares as of October 31, 2025, 2024 and 2023 was $7.87, $2.45 and $2.71, respectively. As of February __, 2026, the last reported sales price of the Company’s Common Shares was $___ per share.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 220.45	63.47	70.21
Net Income (Loss)	(1,454,854)	(4,210,211)	2,066,498
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(190,443)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	175,408	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,765	(24,581)	(46,986)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,107	(1,268)	9,470
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(97,436)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	89,744	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,375	(12,259)	(21,539)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,384	$ (581)	$ 4,341